Earnings and dividends per share (Details Textual) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Earnings Per Share [Line Items]
Dividends paid	$ 94.0
Dividends paid, ordinary shares per share	$ 1.00	$ 0.66	$ 0.60
Dividends paid, classified as financing activities		$ 61.7	$ 55.7
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	$ 2.00
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 188.2
Dilutive effect of share options on number of ordinary shares	5,257	38,833	77,227
Restricted stock [Member]
Disclosure Of Earnings Per Share [Line Items]
Dilutive effect of share options on number of ordinary shares	298,238	377,387	470,212
Potentially Issuable Shares [Member]
Disclosure Of Earnings Per Share [Line Items]
Dilutive effect of share options on number of ordinary shares	1,506,422	1,655,138	1,766,813